Operating Expenses Before Impairment Losses, Provisions and Charges (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Operating Expenses Before Impairment Losses, Provisions and Charges

	Group
	2017 £m	2016 £m	2015 £m
Staff costs:
Wages and salaries	743	728	723
Performance-related payments	157	157	163
Social security costs	93	94	92
Pensions costs – defined contribution plans	54	52	50
– defined benefit plans	32	26	29
Other share-based payments	10	3	(5)
Other personnel costs	45	62	63
	1,134	1,122	1,115
Other administration expenses	1,011	970	990
Depreciation, amortisation and impairment	354	322	295
	2,499	2,414	2,400

Summary of Deferred Performance Awards

	Costs recognised in 2017			Costs expected to be recognised in 2018 or later
	Arising from awards in current year £m	Arising from awards in prior year £m	Total £m	Arising from awards in current year £m	Arising from awards in prior year £m	Total £m
Cash	5	8	13	10	7	17
Shares	3	13	16	8	10	18
	8	21	29	18	17	35

Summary of Amount of Bonus Awarded to Employees

The following table shows the amount of bonus awarded to employees for the performance year 2017. In the case of deferred cash and share awards, the final amount paid to an employee is influenced by forfeiture provisions and any performance conditions to which these awards are subject. The deferred share award amount is based on the fair value of these awards at the date of grant.

	Expenses charged in the year		Expenses deferred to future periods		Total
	2017 £m	2016 £m	2017 £m	2016 £m	2017 £m	2016 £m
Cash award – not deferred	116	118	–	–	116	118
– deferred	13	15	17	18	30	33
Shares award – not deferred	12	11	–	–	12	11
– deferred	16	13	18	14	34	27
Total discretionary bonus	157	157	35	32	192	189